Net Interest Expense	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Net Interest Expense	Net Interest Expense

		For the year ended December 31
		2022	2021
	Note	$	$
Interest on credit facilities	16	38.2	9.5
Interest on lease liabilities	11	22.5	23.7
Other		8.9	9.5
Total interest expense		69.6	42.7
Total interest income		(5.6)	(4.8)
Net interest expense		64.0	37.9